                               THE FAIRMONT FUND


                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 1996


                                      WITH
                         REPORT OF INDEPENDENT AUDITORS

COMMENTS FROM MORTON H. SACHS, CHAIRMAN

Market performance during 1996 barely slowed from the torrid pace set in 1995. Driven by the continuing inflow of pension and 401(K) plan contributions, the market seemed able to ignore worries over the economy and slower growth in earnings. Huge retirement investments combined with those from the increasingly popular index funds fueled tremendous growth in the large capitalization sector. The gains evidenced by the Dow Industrial and S&P 500 stocks were not typical of the broader market.

Though several industry/economic sectors rotated into or out of favor during the course of the year, not all sectors participated equally. Notably absent were the smaller capitalization value stocks, precisely that segment of the market where the Fund normally derives most of its gains. As a result, the Fairmont Fund lagged the major indexes, closing the year up 9.52%. Despite a lackluster environment, several holdings did exceptionally well, especially in the finance and insurance sectors. Since our stock selection process is driven by the potential of individual companies, not by the overall market, we can expect to be out of step with the market from time to time. We continue to believe that our strategy is sound and will produce superior results over time.



 FIVE YEAR COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE FAIRMONT
                                FUND AND S&P 500


                     Fund Growth of 10,000          S&P 500 Growth of 10,000
                           (5 Year)                         (5 Year)

12/31/91                    10,000                           10,000
12/31/92                    11,404                           10,760
12/31/93                    13,178                           11,843
12/31/94                    14,137                           11,888
12/3/195                    18,083                           16,503
12/31/96                    19,805                           20,291


            Past performance is not predictive of future performance





        TEN YEAR COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                       THE FAIRMONT FUND AND THE S&P 500

                     Fund Growth of 10,000          S&P 500 Growth of 10,000
                           (10 Year)                         (10 Year)

12/31/86                    10,000                           10,000
12/31/87                     9,223                           10,527
12/31/88                     9,511                           12,271
12/31/89                    10,161                           16,152
12/31/90                     7,913                           15,649
12/31/91                    11,122                           20,407
12/31/92                    12,683                           21,958
12/31/93                    14,657                           24,165
12/31/94                    15,723                           24,484
12/31/95                    20,112                           33,678
12/31/96                    22,027                           41,407

            Past performance is not predictive of future performance



                          AVERAGE ANNUAL TOTAL RETURN

               1 Year               5 Year             10 Year

               9.52%                14.64%             8.22%

                          INDEPENDENT AUDITOR'S REPORT


To The Shareholders and
Board of Directors:
Fairmont Fund

We have audited the accompanying statement of assets and liabilities of Fairmont Fund, including the schedule of investments, as of December 31, 1996, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fairmont Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
January 21, 1997

                               THE FAIRMONT FUND

                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1996

INVESTMENTS IN SECURITIES
COMMON STOCKS (SHARES)                                                        VALUE            PERCENT
                                                                          ------------         -------

     ACCOUNTING SERVICES
          50,000  Medaphis Corporation (a)  . . . . . . . . . . . . . .   $     559,375           1.82%
                                                                              ---------

     AGRICULTURAL CHEMICALS
          20,000  Alcide Corporation (a)  . . . . . . . . . . . . . . .         415,000           1.35
                                                                              ---------

     AUTOMOBILE INSURANCE
          35,000  Integon  Corporation  . . . . . . . . . . . . . . . .         621,250           2.02
                                                                              ---------

     AUTOMOBILE PARTS
         155,000  TBC Corporation (a) . . . . . . . . . . . . . . . . .       1,162,500           3.78
                                                                              ---------

     BANKING
           3,000  Bank of Boston Corporation  . . . . . . . . . . . . .         192,750
          15,000  City National Corporation . . . . . . . . . . . . . .         324,375
          47,000  Imperial Bancorp (a)  . . . . . . . . . . . . . . . .       1,128,000
          70,000  North Fork Bancorporation, Inc. . . . . . . . . . . .       2,493,750
          75,000  UST Corporation . . . . . . . . . . . . . . . . . . .       1,546,875
                                                                              ---------
                                                                              5,685,750          18.50
                                                                              ---------
     BUSINESS SERVICES
         150,000  Butler International, Inc. (a)  . . . . . . . . . . .       1,537,500
         219,000  Digital Solutions, Inc. (a) . . . . . . . . . . . . .         752,813
                                                                              ---------
                                                                              2,290,313           7.45
                                                                              ---------
     CABLE TELEVISION
          30,000  American Telecasting Inc. (a) . . . . . . . . . . . .         172,500
         110,000  CAI Wireless Systems (a)  . . . . . . . . . . . . . .         110,000
          25,000  Heartland Wireless Communications (a) . . . . . . . .         328,125
                                                                              ---------
                                                                                610,625           1.99
                                                                              ---------
     COMPUTER PERIPHERAL EQUIPMENT MANUFACTURERS
         100,000  Madge N.V. (a)  . . . . . . . . . . . . . . . . . . .         987,500           3.21
                                                                              ---------

     CREDIT INSTITUTION
           5,000  First Merchants Acceptance Corporation (a)  . . . . .          95,625           0.31
                                                                              ---------

     EMPLOYMENT AGENCY
          25,000  Employee Solutions Inc. (a) . . . . . . . . . . . . .         512,500           1.67
                                                                              ---------

     HOSPITAL AND MEDICAL SERVICE PLANS
          50,000  Maxicare Healthcare Plans, Inc. (a) . . . . . . . . .       1,112,500           3.62
                                                                              ---------
     LIFE INSURANCE
          55,000  Pioneer Financial Services, Inc.  . . . . . . . . . .       1,375,000           4.47
                                                                              ---------

     MEDICAL LABORATORIES
         500,000  Meris Laboratories, Inc. (a)  . . . . . . . . . . . .         250,000           0.81
                                                                              ---------

                               THE FAIRMONT FUND

                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1996

INVESTMENTS IN SECURITIES (CONTINUED)
COMMON STOCKS (SHARES)                                                        VALUE            PERCENT
                                                                           -----------         -------

     MULTILINE INSURANCE
          30,000  USF&G Company . . . . . . . . . . . . . . . . . . . .  $      626,250           2.04%
                                                                              ---------

     OIL AND GAS EXPLORATION
         100,000  Oryx Energy Company (a) . . . . . . . . . . . . . . .       2,475,000           8.05
                                                                              ---------

     PERSONAL SERVICES
          10,000  Regis Corporation . . . . . . . . . . . . . . . . . .         162,500           0.53
                                                                              ---------

     PHARMACEUTICALS
          30,000  Novartis AG ADR . . . . . . . . . . . . . . . . . . .       1,721,250
         250,000  Pharmos Corporation (a) . . . . . . . . . . . . . . .         367,187
          18,750  Pharmos Corporation Warrants Exp. 9/15/00 (a)(b)  . .           5,273
                                                                              ---------
                                                                              2,093,710           6.81
                                                                              ---------
     PLASTICS PRODUCTS
          10,000  APL Ltd . . . . . . . . . . . . . . . . . . . . . . .         236,250           0.77
                                                                              ---------

     PRINTING
           5,000  World Color Press, Inc. (a) . . . . . . . . . . . . .          96,250           0.31
                                                                              ---------

     RETAIL STORES
          65,000  Strouds Inc.(a) . . . . . . . . . . . . . . . . . . .         211,250           0.69
                                                                              ---------

     SAVINGS INSTITUTIONS
          70,000  Dime Financial Corporation  . . . . . . . . . . . . .       1,207,500
         100,000  Mechanics Savings Bank (a)  . . . . . . . . . . . . .       1,575,000
                                                                              ---------
                                                                              2,782,500           9.06
                                                                              ---------
     SEMICONDUCTORS
          10,000  California Micro Devices Corporation (a)  . . . . . .          56,875           0.19
                                                                              ---------

     SHOES
          30,000  Timberland Company (a)  . . . . . . . . . . . . . . .       1,140,000           3.71
                                                                              ---------

     SOFT DRINKS
           7,000  Coca-Cola Bottling Company Consolidated . . . . . . .         341,250           1.11
                                                                              ---------

     TELEPHONE APPARATUS
          40,000  Bright Voice Systems, Inc. (a)  . . . . . . . . . . .         595,000           1.94
                                                                              ---------

     WATER TRANSPORTATION
          50,000  Alexander and Baldwin Company . . . . . . . . . . . .       1,250,000           4.07
                                                                              ---------

                               THE FAIRMONT FUND

                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1996

INVESTMENTS IN SECURITIES (CONTINUED)
COMMON STOCKS (SHARES)                                                        VALUE            PERCENT
                                                                           -----------         -------
     WHOLESALE GROCERIES
         50,000  Fleming Companies, Inc.  . . . . . . . . . . . . . . .    $    862,500
         50,000  International Dairy Queen, Inc. Class A (a)  . . . . .       1,000,000
                                                                             ----------
                                                                              1,862,500           6.06%
                                                                             ----------         ------

         TOTAL COMMON STOCK (Cost $26,129,250)  . . . . . . . . . . . .      29,607,273          96.34


BANK REPURCHASE AGREEMENT
     With Star Bank NA of Cincinnati, issued 12/31/96 due 1/2/97, fully collateralized by Government National Mortgage Association,
     6.00% due 5/20/22  (Cost $765,000)   . . . . . . . . . . . . . . .         765,000           2.49
                                                                             ----------         ------

         TOTAL INVESTMENTS (Cost $26,894,250) . . . . . . . . . . . . .      30,372,273          98.83


         OTHER ASSETS LESS LIABILITIES  . . . . . . . . . . . . . . . .         358,731           1.17
                                                                             ----------         ------

              NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . .  $   30,731,004         100.00%
                                                                             ==========         ======



(a)  Common stocks which did not declare a dividend in 1996.
(b) Restricted stock acquired on 9/11/95 and carried at $0.2812 per share with a cost of $0.00.


                            See accompanying notes.

                               THE FAIRMONT FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996


                                     ASSETS


INVESTMENTS IN SECURITIES, At Value (Note 2)
    Common stocks (Cost $26,129,250)  . . . . . . . . . . . . . . .  $   29,607,273
    Bank repurchase agreement . . . . . . . . . . . . . . . . . . .         765,000
                                                                         ----------

         Total investments in securities  . . . . . . . . . . . . . . . . . . . . . . . .  $    30,372,273


CASH  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           21,704

RECEIVABLES
    Investment securities sold  . . . . . . . . . . . . . . . . . .         498,784
    Dividends   . . . . . . . . . . . . . . . . . . . . . . . . . .          10,125
    Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . .             106
                                                                         ----------

         Total receivables  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          509,015
                                                                                                ----------

             Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       30,902,992


                                  LIABILITIES

PAYABLES
    Distributions to shareholders (Note 4)  . . . . . . . . . . . .  $      110,169
    Management fee (Note 3)   . . . . . . . . . . . . . . . . . . .          37,963
    Shares redeemed   . . . . . . . . . . . . . . . . . . . . . . .          23,284
    Other   . . . . . . . . . . . . . . . . . . . . . . . . . . . .             572
                                                                         ----------

         Total liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          171,988
                                                                                                ----------

NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   30,731,004
                                                                                                ==========


NET ASSETS CONSIST OF
    Capital stock (1,161,678 shares outstanding) (Note 8)   . . . . . . . . . . . . . . .   $   27,626,619
    Accumulated net realized losses on investments (Note 6)   . . . . . . . . . . . . . .         (373,638)
    Net unrealized appreciation on investments (Note 5)   . . . . . . . . . . . . . . . .        3,478,023
                                                                                                ----------

NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   30,731,004
                                                                                                ==========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
    ($30,731,004 divided by 1,161,678 shares)   . . . . . . . . . . . . . . . . . . . . .   $        26.45
                                                                                                ==========

                            See accompanying notes.

                               THE FAIRMONT FUND

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1996


INVESTMENT INCOME (Note 2)

    Dividends   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    201,043
    Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       118,777
    Other     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,000
                                                                                                  ---------

         Total investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       324,820

EXPENSES

    Management fee (Note 3)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       503,732
                                                                                                  ---------

             Net investment loss  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (178,912)
                                                                                                  ---------


NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS (Note 2)

    Net realized gains from investment transactions   . . . . . . . . . . . . . . . . . . . .     3,637,050

    Net change in unrealized appreciation on investments  . . . . . . . . . . . . . . . . . .      (765,433)
                                                                                                  ---------

         Net realized and unrealized gains on investments . . . . . . . . . . . . . . . . . .     2,871,617
                                                                                                  ---------

             Net increase in net assets resulting from operations . . . . . . . . . . . . .   $   2,692,705
                                                                                                  =========

                            See accompanying notes.

                               THE FAIRMONT FUND

                       STATEMENT OF CHANGES IN NET ASSETS

              YEARS ENDED DECEMBER 31, 1996 AND DECEMBER 31, 1995


                                                                        1996                            1995
                                                                    ------------                    ------------
FROM OPERATIONS
    Net investment loss   . . . . . . . . . . . . . . . . . . . .   $   (178,912)                   $   (136,265)
    Net realized gains on investments   . . . . . . . . . . . . .      3,637,050                       3,460,455
    Net change in unrealized appreciation
         on investments . . . . . . . . . . . . . . . . . . . . .       (765,433)                      2,774,041
                                                                    ------------                    ------------

    Net increase in net assets
         resulting from operations  . . . . . . . . . . . . . . .      2,692,705                       6,098,231
                                                                    ------------                    ------------


DISTRIBUTIONS TO SHAREHOLDERS (Note 4)

    Distributions from net realized gains on investments  . . . .     (3,273,575)                     (3,458,598)
                                                                    ------------                    ------------


FROM CAPITAL SHARE TRANSACTIONS (Note 8)                Shares                           Shares
                                                     -----------                       ----------
    Proceeds from sale of shares  . . . . . . . .         90,818       2,591,421          106,454      2,870,723

    Shares issued in reinvestment
         of distributions . . . . . . . . . . . .        119,600       3,163,405          122,781      3,317,538

    Payments for shares redeemed  . . . . . . . .        (92,010)     (2,633,953)        (108,307)    (2,831,640)
                                                     -----------      ----------       ----------   ------------

    Net increase or decrease in net assets
         from capital share transactions  . . . .        118,408       3,120,873          120,928      3,356,621
                                                     ===========     -----------       ==========   ------------


         Net increase in net assets . . . . . . . . . . . . . . .      2,540,003                       5,996,254


NET ASSETS

    Beginning of year   . . . . . . . . . . . . . . . . . . . . .     28,191,001                      22,194,747
                                                                    ------------                    ------------

    End of period   . . . . . . . . . . . . . . . . . . . . . . .  $  30,731,004                    $ 28,191,001
                                                                    ============                      ==========

                            See accompanying notes.

                               THE FAIRMONT FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout Each Period)


                                                                            Years Ended
                                                -------------------------------------------------------------------
                                                December       December       December       December      December
                                                   31             31             31             31            31
                                                  1996           1995           1994           1993          1992
                                                  ----           ----           ----           ----          ----

Net Asset Value, Beginning of Period  . . . .   $  27.02          24.06          22.43          19.41         17.02

  Income From Investment Operations
  ---------------------------------
  Net Investment Income   . . . . . . . . . .       (.10)          (.08)          (.16)          (.14)         (.17)
  Net Gains or Losses on Securities
      (both realized and unrealized)  . . . .       2.67           6.80           1.79           3.16          2.56
                                                --------       --------       --------       --------      --------
    Total From Investment Operations  . . . .       2.57           6.72           1.63           3.02          2.39

  Less Distributions
  ------------------
  Dividends (from net investment income)  . .        .00            .00            .00            .00           .00
  Distributions (from capital gains)  . . . .       3.14           3.76            .00            .00           .00
  Returns of Capital  . . . . . . . . . . . .        .00            .00            .00            .00           .00
                                                --------       --------       --------       --------      --------
    Total Distributions   . . . . . . . . . .       3.14           3.76            .00            .00           .00

Net Asset Value, End of Period  . . . . . .     $  26.45          27.02          24.06          22.43         19.41
                                                ========       ========       ========       ========      ========


Total Return  . . . . . . . . . . . . . . . .       9.52%         27.92%          7.27%         15.56%        14.04%
------------

Ratios/Supplemental Data
------------------------

Net Assets, End of Period (in 000s) . . . . .   $ 30,731       $ 28,191       $ 22,195       $ 18,884      $ 16,788
Ratio of Expenses to Average Net Assets . . .       1.66%          1.70%          1.74%          1.78%         1.79%
Ratio of Net Income to Average Net Assets . .       (.59)%         (.55)%         (.79)%         (.66)%        (.85)%
Portfolio Turnover Rate . . . . . . . . . . .       2.37           2.47           2.75           1.55          1.32
Average Commission Rate . . . . . . . . . . .        .057


                            See accompanying notes.

                               THE FAIRMONT FUND

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

(1) Organization

    The Fairmont Fund (The Fund) is a no-load, diversified series of The Fairmont Fund Trust (The Trust), which is a Kentucky Business Trust and an open-end investment company registered under the Investment Company Act of 1940. The Fund was established under a declaration of trust dated December 29, 1980 and began offering its shares publicly on September 2, 1981.


(2) Summary of Significant Accounting Policies

    (a) Valuation of Investment Securities - Purchases and sales of securities are recorded on a trade date basis. Portfolio securities which are traded on stock exchanges or in the over-the-counter markets are valued at the last sale price as of 4:00 P.M. Eastern time on the day the securities are being valued or, lacking any sales, at the mean between the closing bid and asked prices. Fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

    (b) Gains and Losses on Investment Securities - Gains and losses from sales of investments are calculated on the "identified cost" method. Upon disposition of a portion of the investment in a particular security, it is The Fund's general practice to first select for sale those securities which qualify for long-term capital gain or loss treatment for tax purposes.

    (c) Repurchase Agreements - The Fund may acquire repurchase agreements from banks or security dealers (the Seller) which the Board of Trustees and the Adviser have determined creditworthy. The Seller of the repurchase agreement is required to maintain the value of collateral at not less than the repurchase price, including accrued interest. Securities pledged as collateral for repurchase agreements are held by The Fund's custodian in the Federal Reserve/Treasury book-entry system.

    (d) Capital Shares - The Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written request in proper form.


(3) Investment Advisory Agreement, Commissions and Related Party Transactions

    The Investment Advisory Agreement (the Agreement) provides that The Sachs Company (the Adviser) will pay all of The Trust's operating expenses, including fees to disinterested trustees, but excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Adviser also pays The Fund's officers' salaries. Under the terms of the Agreement, The Fund pays the Adviser a fee at the rate of 2% of the first $10,000,000 of average daily net assets, 1-1/2% of the next $20,000,000, and 1% of the average daily net assets over $30,000,000. The management fee is accrued daily and paid monthly. The Adviser received management fees of $503,732 for the year ended December 31, 1996.

    Morton H. Sachs, a trustee of The Fund, is the president and sole shareholder of the Adviser. The Adviser, as a registered broker-dealer of securities, effected substantially all of the investment portfolio transactions for The Fund. For this service the Adviser received commissions of $487,272 for the year ended December 31, 1996.

    Certain officers and/or Trustees of The Fund are officers of the Adviser.

                               THE FAIRMONT FUND

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

(4) Distributions to Shareholders

The following is a summary of distributions to shareholders for the years ended December 31, 1996 and December 31, 1995.

     Period                                    Paid                                              Per Share
      Ended           Date Declared          In Cash          Reinvested           Total           Amount
      -----           -------------          -------          ----------           -----           ------
     12/31/96       December 31, 1996        $110,169         $3,163,405        $3,273,574          $3.14
     12/31/95       December 29, 1995        $141,060         $3,317,538        $3,458,598          $3.76

(5)  Investments

For the year ended December 31, 1996, the cost of purchases and proceeds from sales of investments, other than temporary cash investments, were $67,596,732 and $68,596,661, respectively.

Following is information regarding unrealized appreciation (depreciation) and aggregate cost of securities based upon federal income tax cost at December 31, 1996:

                                                                                      Tax Cost
                                                                                    -----------
        Aggregate gross unrealized appreciation for
           all securities with value in excess of cost . . . . . . . . . . . . . .  $ 5,235,807

        Aggregate gross unrealized depreciation for
           all securities with cost in excess of value . . . . . . . . . . . . . .   (2,131,422)
                                                                                    -----------
        Net unrealized appreciation  . . . . . . . . . . . . . . . . . . . . . . .  $ 3,104,385
                                                                                    ===========
        Aggregate cost of securities . . . . . . . . . . . . . . . . . . . . . . .  $26,502,888
                                                                                    ===========


(6) Income Taxes

It is The Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute substantially all of its income to shareholders. Therefore no tax provision is required. The accumulated net realized loss is due only to temporary timing differences caused by wash sales and does not represent a capital loss carryforward for income tax purposes.

(7) There are no reportable financial instruments which have any off-balance sheet risk as of December 31, 1996.

(8) At December 31, 1996 an indefinite number of capital shares (no par value) were authorized, and paid-in capital amounted to $27,626,619. Transactions in capital shares were as follows:

               Shares sold . . . . . . . . . . . . . . . . .       210,418
               Shares redeemed . . . . . . . . . . . . . . .       (92,010)
                                                                ----------
               Net increase  . . . . . . . . . . . . . . . .       118,408
               Shares outstanding:
                       Beginning of period . . . . . . . . .     1,043,270
                                                                ----------
                       Ending of period  . . . . . . . . . .     1,161,678
                                                                ==========